Stock-Based Compensation - General Employees Stock Purchase Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award Activity
Weighted-average fair value	$ 23.51	$ 22.47	$ 23.98
Allocated Share Based Compensation Expense	$ 324	$ 298	$ 276
General Employees' Stock Purchase Plan (GESPP)
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized	60,000,000
Option price, percentage of market value at date of grant	85.00%
Options granted	877,705	987,478	1,007,669
Options exercised	(877,705)	(987,478)	(1,007,669)
Shares available for grant	26,239,152	27,116,857	28,104,335
Weighted average exercise price - Options granted	$ 170.42	$ 140.06	$ 133.52
Weighted average exercise price - Options exercised	170.42	140.06	133.52
Weighted-average fair value	$ 30.07	$ 24.72	$ 23.56
Option price, discount from market value at date of grant	15.00%
Allocated Share Based Compensation Expense	$ 26	$ 24	$ 24